Related Party Transactions, Administrative Support Agreement (FY) (Details) - USD ($)		11 Months Ended
	Feb. 11, 2021	Dec. 31, 2020
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Monthly related party fee	$ 10,000	$ 10,000